Operating Segments	6 Months Ended
Jun. 30, 2026
Operating Segments [Abstract]
Operating segments
28.	Operating segments

The Company operates in various business lines based on where the subsidiaries operate. Valour operates the Company’s ETPs business line which involves issuing ETPs, hedging against the underlying digital asset, lending and staking of digital assets and management fees earned on the ETPs as well as any DeFi Alpha related transactions. Stillman and Stillman Bermuda operate the trading platform. The Reflexivity research segment was discontinued effective January 1, 2026.

Information about the Company’s assets by segment is detailed below.

June 30, 2026	DeFi	Stillman Digital	Valour Inc	Total
Cash	14,833,636	10,800,854	34,677,222	60,311,712
Client cash deposits	-	6,935,781	-	6,935,781
Public investments, at fair value through profit and loss	335,280	-	-	335,280
Prepaid expenses	671,631	6,476,257	535,440	7,683,328
Short term investments	17,049,562	-	2,000,921	19,050,483
Digital assets, digital assets loaned, and digital assets staked	-	9,997,391	355,802,386	365,799,777
Equity instruments	-	-	60,576,922	60,576,922
Investment in associate	2,332,305	-	-	2,332,305
Other non-current assets	27,628,273	-	22,599,299	50,227,572
Total assets	62,850,687	34,210,283	476,192,190	573,253,160
Accounts payable and accrued liabilities	1,577,771	1,356,952	2,192,544	5,127,267
Loans payable	-	-	-	-
Trading liabilities	-	23,409,429	-	23,409,429
Warrant liability	4,688,356	-	-	4,688,356
Lease liability	-	-	-	-
Derivative liability	-	-	176,919	176,919
ETP holders payable	-	-	397,243,174	397,243,174
Total liabilities	6,266,127	24,766,381	399,612,637	430,645,145

December 31, 2025	DeFi	Reflexivity	Stillman Digital	Valour Inc	Total
Cash	52,948,491	2,101	9,203,569	29,079,929	91,234,090
Client cash deposits	-	-	5,615,054	-	5,615,054
Public investments, at fair value through profit and loss	272,520	-	-	-	272,520
Prepaid expenses	562,981	75,343	8,267,050	691,547	9,596,921
Digital assets, digital assets loaned, and digital assets staked	-	65,040	14,066,946	501,454,945	515,586,931
Equity instruments	-	-	-	131,982,050	131,982,050
Right-of-use assets	-	-	-	2,999,253	2,999,253
Investment in associate	2,423,934	-	-		2,423,934
Other non-current assets	28,172,752	-	-	36,680,278	64,853,030
Total assets	84,380,678	142,484	37,152,619	702,888,002	824,563,783
Accounts payable and accrued liabilities	2,151,846	49 421	5,458,569	1,610,274	9,270,110
Loans payable	-	-		2,611,009	2,611,009
Trading liabilities	-	-	24,122,640	-	24,122,640
Warrant liability	13,599,316	-	-	-	13,599,316
Lease liability	-	-	-	3,102,188	3,102,188
ETP holders payable	-	-	-	622,304,667	622,304,667
Total liabilities	15,751,162	49.421	29,581,209	629,628,138	675,009,930

Information about the Company’s revenues and expenses by segment is detailed below:

Six months ended June 30, 2026	DeFi	Stillman Digital	Valour Inc.	Total
Staking and lending income	-	-	3,805,197	3,805,197
Management fees	-	-	2,463,268	2,463,268
Trading commissions	-	5,393,048	-	5,393,048
Other revenue	109,909	-	43,500	153,409
Revenues excluding realized and net change in unrealized (loss) gain	109,909	5,393,048	6,311,965	11,814,922
Realized and net change in unrealized loss on digital assets	-	(53,124)	(197,688,022)	(197,741,146)
Realized and net change in unrealized loss on equity investments	-	-	(39,861,327)	(39,861,327)
Realized and net change in unrealized gains on ETP payables	-	-	244,922,047	244,922,047
Realized and net change in unrealized loss on derivative liabilities	-	-	(176,919)	(176,919)
Revenues from realized and net change in unrealized (loss) gain	-	(53,124)	7,195,779	7,142,655
Total revenues	109,909	5,339,924	13,507,744	18,957,577

Expenses
Operating, general and administration	4,509,690	3,169,477	7,859,577	15,538,744
Share based payments	2,985,533	-		2,985,533
Amortization - right-of-use asset	-	-	261,347	261,347
Amortization - intangibles	-	24,280	-	24,280
Fees and commissions	17,750	624,897	1,416,297	2,058,944
Foreign exchange (gain) loss	538,353	(2,496)	89,677	625,534
Total operating expenses	8,051,326	3,816,158	9,626,898	21,494,382
Operating (loss) income	(7,941,417)	1,523,766	3,880,846	(2,536,805)

Realized (loss) on investments, net	-	-	-	-
Unrealized (loss) on investments, net	(15,757,944)	-	(1,000,000)	(16,757,944)
Interest income	701,093	1,582	33,044	735,719
Interest expense	-	(3,485)	(462,142)	(465,627)
Other income	206,106		-	206,106
Gain on lease termination	-	-	146,213	146,213
Other expense	(28,976)	-		(28,976)
Loss on investment in associate	(91,629)	-	-	(91,629)
Change in fair value of warrant liabilities	8,910,960	-	-	8,910,960
Bad debt recovery	-	-	128,854	128,854
Impairment loss	-	-	(375,928)	(375,928)
Total other income (expenses)	(6,060,390)	(1,903)	(1,529,959)	(7,592,252)
Net income after tax	(14,001,807)	1,521,863	2,350,887	(10,129,057)
Other comprehensive loss
Foreign currency translation loss	-	-	57,154	57,154
Net income and comprehensive income for the period	(14,001,807)	1,521,863	2,408,041	(10,071,903)
Six months ended June 30, 2025	DeFi	Reflexivity	DeFi Bermuda	Stillman Digital	Neuronomics	Valour Inc.	Total
Realized and net change in unrealized gains and (losses) on digital assets	(288,708)	936	(9,106)	238,820	-	(88,871,588)	(88,929,646)
Realized and net change in unrealized gains and (losses) on ETP payables	-	-	-	-	-	173,809,075	173,809,075
Unrealized gain on equity investments	-	-	-	-	-	(53,027,796)	(53,027,796)
Staking and lending income	-	-	-	-	-	16,657,583	16,657,583
Trading commissions	-	-	-	3,997,758	-	-	3,997,758
Management fees	-	-	-	-	41,130	4,621,117	4,662,247
Research revenue	-	358,500	-	-	-	-	358,500
Realized (loss) on investments, net	(478,182)	-	-	-	-	-	(478,182)
Unrealized (loss) on investments, net	2,702	-	-	-	-	-	2,702
Interest income	13,007	-	-	951	14,749	387	29,094
Total revenue	(751,181)	359,436	(9,106)	4,237,529	55,879	53,188,778	57,081,335
Expenses
Operating, general and administration	6,642,544	435,992	19,945	2,447,021	141,877	4,426,809	14,114,188
Share based payments	8,550,656	-	-	-	-		8,550,656
Depreciation - property, plant and equipment	-	-	-	755	-	103	858
Amortization - intangibles	703,214	-	-	2,227	-	-	705,441
Interest expense	294	-	-	1,092	-	232,656	234,042
Fees and commissions	18,963	-	-	498,404	-	3,607,022	4,124,389
Foreign exchange (gain) loss	(44,967)	-	-	893	4,807	(338,867)	(378,134)
							-
Total expenses	15,870,704	435,992	19,945	2,950,392	146,684	7,927,723	27,351,440
Income (loss) before other item	(16,621,885)	(76,556)	(29,051)	1,287,137	(90,805)	45,261,055	29,729,895
Gain on settlement of debt	-	-	-	-	-	-	-
Provision on accounts receivable	16,444,157	-	(16,444,157)	-	-	-	-
Net income (loss) for the year	(33,066,042)	(76,556)	16,415,106	1,287,137	(90,805)	45,261,055	29,729,895
Current taxes	-	-	13,543	1,003,748	761	201	1,018,253
Net income (loss) after tax	(33,066,042)	(76,556)	16,401,563	283,389	(91,566)	45,260,854	28,711,642
Other comprehensive income (loss)
Foreign currency translation (loss) gain	-	-	-	-	-	2,085,410	2,085,410
Net (loss) income and comprehensive (loss) income for the period	(33,066,042)	(76,556)	16,401,563	283,389	(91,566)	47,346,264	30,797,052

DeFi Alpha is a division within Valour Inc. looking for arbitrage trading opportunities.  It does not have its own statement of financial position but leverages Valour Inc’s equity for its trades.  The CODM only reviews DeFi Alpha’s trading operating results as part of its consolidated review of Valour and hence it has not been presented separately in the table above. The comparative period has been restated to align with the current period presentation.